Wilmington Short-Term Bond Fund
WILMINGTON SHORT-TERM BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington Short-Term Bond Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington Short-Term Bond Fund		Class A	Class I
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.46%	0.46%
Total Annual Fund Operating Expenses		1.11%	0.86%
Fee Waivers and/or Expense Reimbursements	[1]	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.73%	0.48%
[1]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.73% and 0.48%, respectively, not including the effects of taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2017, or with the agreement of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Wilmington Short-Term Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	248	485	740	1,470
Class I	49	236	440	1,026

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's investment advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with short maturities, and the Fund seeks to maintain a weighted average maturity of three years or less. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund's portfolio will vary within a range of zero to three years depending on market conditions. In selecting securities for the Fund, the investment advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
  Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
  Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter 2.72% 6/30/2009 Worst Quarter (0.53)% 6/30/2013

The Fund's Class I Shares total return for the six-month period from January 1, 2016 to June 30, 2016 was 1.89%. The average annual total returns in the table below include the maximum Class A sales charge of 1.75%, which is normally deducted when you purchase shares.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Wilmington Short-Term Bond Fund	1 Year	5 Years	10 Years
Class I Shares	0.27%	1.22%	2.77%
Class I Shares | Return After Taxes on Distributions	(0.29%)	0.59%	1.87%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.19%	0.72%	1.82%
Class A Shares	(1.74%)	0.62%	2.38%
Barclays 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	0.65%	0.98%	2.74%

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.